NUVEEN MUTUAL FUNDS
SUPPLEMENT TO PROSPECTUSES
Dated October 4, 2002


___________________

Nuveen Investment Trust
  Prospectus dated October 26, 2001
Nuveen Municipal Trust
  Prospectus dated August 28, 2002
Nuveen Investment Trust II
  Prospectuses dated November 28, 2001
Nuveen Multistate Trust II
  Prospectuses dated June 28, 2002




Effective October 7, 2002, Boston Financial
Data Services (Boston Financial) will assume transfer agent responsibilities for Nuveen mutual funds. All correspondence, purchases, redemption and exchange requests and other communications for any of the Nuveen mutual funds should be sent to:

Regular Address
Nuveen Investor Services
P.O. Box 8530
Boston, MA 02266-8530

Overnight Address
Nuveen Investor Services
66 Brooks Drive
Braintree, MA 02184-3800

In addition, effective November 1, 2002, the Custodian for the Nuveen mutual funds is changing to State Bank & Trust.


PLEASE KEEP THIS WITH YOUR FUND PROSPECTUS
FOR FUTURE REFERENCE


NUVEEN MUTUAL FUNDS
SUPPLEMENT TO STATEMENTS OF
ADDITIONAL INFORMATION
Dated October 4, 2002

Nuveen Municipal Trust
Statement of Additional Information
dated August 28, 2002
Nuveen Multistate Trust II
Statement of Additional Information
dated June 28, 2002
Nuveen Investment Trust
  Prospectus dated October 26, 2001
Nuveen Investment Trust II
  Prospectuses dated November 28, 2001




Effective October 7, 2002, Boston Financial
Data Services (Boston Financial) will assume transfer agent responsibilities for Nuveen mutual funds. All correspondence, purchases, redemption and exchange requests and other communications for any of the Nuveen mutual funds should be sent to:

Regular Address
Nuveen Investor Services
P.O. Box 8530
Boston, MA 02266-8530

Overnight Address
Nuveen Investor Services
66 Brooks Drive
Braintree, MA 02184-3800

In addition, effective November 1, 2002, the Custodian for the Nuveen mutual funds is changing to State Bank & Trust.

PLEASE KEEP THIS WITH YOUR FUND
STATEMENT OF ADDITIONAL INFORMATION
FOR FUTURE REFERENCE